Share-based compensation - SOP 2020 narrative (Details) - SOP 2020	12 Months Ended
Dec. 31, 2020 item shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per option | shares	1
Number of ADS per option | shares	0.5
Options waiting period	4 years
Number of trading days	60 days
Options exercise period	2 years
Minimum growth to exercise options (as a percent)	10.00%
Number of quarters for vesting of some options | item	2
Number of tranches | item	2
1st tranche, percentage vesting	66.70%
Period of vesting of first tranche	2 years
2nd tranche, percentage vesting	33.30%
Period of vesting of second tranche	3 years
Option forfeiture period	6 months